CONDENSED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development	$ 862,420	$ 1,338,604	$ 4,756,468	$ 2,654,501
General and administrative	1,771,796	1,557,341	8,138,117	8,499,304
Depreciation	2,903	3,069	11,698	10,475
Total operating expenses	2,637,119	2,899,014	12,906,283	11,164,280
Loss from operations	(2,637,119)	(2,899,014)	(12,906,283)	(11,164,280)
Other income (expense):
Gain (loss) on change in fair value of derivatives	0	(373,611)	210,465	(422,908)
Interest income	85	0	75	1
Loss before income taxes	(2,637,034)	(3,272,625)	(12,695,743)	(11,587,187)
Income taxes (benefit)	0	0	0	0
Net loss	(2,637,034)	(3,272,625)	(12,695,743)	(11,587,187)
Preferred stock dividend	(305,046)	(23,745)	(119,877)	(110,023)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (2,942,080)	$ (3,296,370)	$ (12,815,620)	$ (11,697,210)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.09)	$ (0.14)	$ (0.50)	$ (0.60)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	29,944,445	23,051,872	25,550,686	19,490,767